Fair Value Measurements (Details) - Schedule of Expected Volatility is Determined Based on the Historical Equity Volatility - Forward Purchase Agreement Liabilities [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Stock Trading Price [Member]
Schedule of Expected Volatility is Determined Based on the Historical Equity Volatility [Line Items]
Common stock trading price (in Dollars per share)	$ 1.66
Simulation period [Member]
Schedule of Expected Volatility is Determined Based on the Historical Equity Volatility [Line Items]
Simulation period	1 year 6 months 18 days
Risk-free rate [Member]
Schedule of Expected Volatility is Determined Based on the Historical Equity Volatility [Line Items]
Risk-free rate	4.48%
Volatility [Member]
Schedule of Expected Volatility is Determined Based on the Historical Equity Volatility [Line Items]
Volatility	95.00%